Shareholder Report, Holdings (Details)_1	Jun. 30, 2024
Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class A | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Hartford Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Hartford Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class Z | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class Z | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class Z | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class Z | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class Z | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class Z | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class Z | Hartford Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class Z | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class Z | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%